Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Use of Estimates

(a) Use of Estimates

In preparation of the Company’s consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Significant estimates made by management include provision for product returns, allowance for doubtful accounts, inventory provisions, impairment of long-lived assets, fair value of options granted and related forfeiture rates, and realizability of deferred tax assets. On an ongoing basis, management reviews its estimates to ensure that these estimates appropriately reflect changes in the Company’s business and new information as it becomes available. If historical experience and other factors used by management to make these estimates do not reasonably reflect future activity, the Company’s consolidated financial statements could be materially impacted.

Cash and Cash Equivalents	(b) Cash and Cash Equivalents Cash equivalents consist of highly liquid investments that are readily convertible to cash generally with maturities of three months or less when purchased.
Restricted Cash

(c) Restricted Cash

Restricted cash is cash held as collateral for transactions the Company has entered into.

The ending balance of cash and cash equivalents and restricted cash presented in the consolidated statements of cash flows in 2023 is $1,275,297 (2022 - $4,286,377, 2021 - $11,619,760). It includes $1,270,131 cash and cash equivalents (2022 - $ 4,278,124, 2021 - $ 11,608,855) and $5,166 restricted cash (2022 - $8,253, 2021 - $10,905) as presented in the consolidated balance sheets

Investments

(d) Investments

Short-term investments

All highly liquid investments with original maturities between three months and one year are classified as short-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments.

The Company accounts for short-term debt investments in accordance with ASC Topic 320, Investments—Debt Securities (“ASC 320”). The Company classifies the short-term investments in debt as “held-to-maturity,” “trading” or “available-for-sale,” whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

Securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost less allowance for credit losses.

Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Debt investments not classified as trading or as held-to-maturity are classified as available-for-sale debt securities, which are reported at fair value, with unrealized gains and losses recorded in “Accumulated other comprehensive income (loss)” on the consolidated balance sheets.

The allowance for credit losses of the held-to-maturity debt securities reflects the Company’s estimated expected losses over the contractual lives of the held-to-maturity debt securities and is charged to “Other income, net” in the consolidated statements of comprehensive income (loss). Estimated allowances for credit losses are determined by considering reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions. As of December 31, 2023 and 2022, the allowance for credit losses provided for the held-to-maturity debt securities held by the Company were $nil.

Long-term investments

The Company’s long-term investments consist of equity method investments and held-to-maturity debt investments with original maturities greater than one year.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Topic 323, Investments-Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is accounted for as if the investee were a consolidated subsidiary. The Company subsequently adjusts the carrying amount of its investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings. The Company will discontinue applying the equity method if an investment (plus additional financial support provided to the investee, if any) has been reduced to zero. The Company evaluates its equity method investments for impairment at each reporting date, or more frequently if events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

For equity securities without readily determinable fair value and do not qualify for the NAV practical expedient, the Company elects to use the measurement alternative to measure those investment at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Significant judgements are required to determine (i) whether observable price changes are orderly transactions and identical or similar to an investment held by the Company; and (ii) the selection of appropriate valuation methodologies and underlying assumptions, including expected volatility and the probability of exit events as it relates to liquidation and redemption features used to measure the price adjustments for the difference in rights and obligations between instruments. Equity securities with readily determinable fair values are measured at fair value, and any changes in fair value are recognized in "Other income (expense), net" in the consolidated statements of comprehensive income (loss).

Accounts Receivable

(e) Accounts Receivable

The Company adopted accounts for allowance for doubtful account in accordance with Accounting Standards Codification Topic 326, Credit Losses (“ASC 326”), which requires the measurement and recognition of expected credit losses for financial assets held at amortized costs. The Company estimates an allowance for doubtful accounts based on historical experience, the age of the accounts receivable balances, credit quality of the Company’s customers, current and forecasted future economic conditions and other factors that may affect its customers’ ability to pay.

Inventories

(f) Inventories

Inventories are stated at the lower of cost or net realizable value. The cost of work in progress and finished goods is determined on a weighted-average cost basis and includes direct material, direct labor and overhead costs. Net realizable value represents the anticipated selling price, net of distribution cost, less estimated costs to completion for work in progress.

Property, Plant and Equipment

(g) Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Significant additions and improvements are capitalized, while repairs and maintenance are charged to expenses as incurred. Equipment purchased for specific research and development projects with no alternative use are expensed. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment are recorded in gain or loss on disposal and impairment of property, plant and equipment included in the consolidated statements of comprehensive income (loss).

Depreciation of property, plant and equipment is computed using the straight-line method based on the estimated useful lives of the assets as follows:

Plant and buildings	10 to 24 years
Machinery and equipment	3 to 10 years
Motor vehicles	4 to 7 years
Office equipment and furniture	3 to 5 years
Leasehold improvements	Lesser of useful lives and term of lease

Prepaid Land Lease Payments

(h) Prepaid Land Lease Payments

Prepaid land lease payments represent amounts paid for the rights to use land in the PRC and is recorded at purchased cost less accumulated amortization. Amortization is provided on a straight-line basis over the term of the lease agreement, which ranges from 28 to 50 years.

Intangible Assets

(i) Intangible Assets

The Company capitalizes patent payment and the purchased cost of vaccines if the vaccine has received a new drug certificate from the National Medical Products Administration (“NMPA) of China. If the vaccine has not received a new drug certificate, the purchase cost is expensed as in-process research and development.

Licenses in relation to the production and sales of pharmaceutical products are amortized on a straight-line basis over their respective useful lives. Costs incurred to renew or extend the term of licenses are capitalized and amortized over the license’s useful life on a straight-line basis.

The costs of acquiring and developing computer software and cloud computing websites for internal use are capitalized as intangible assets. Computer software and cloud computing related intangible assets are amortized over 5 - 10 years.

Impairment of Long-Lived Assets

(j) Impairment of Long-Lived Assets

Long-lived assets including property, plant and equipment and intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset group may not be recoverable from the future undiscounted net cash flows expected to be generated by the asset group. An asset group is identified as assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets. If the asset group is not fully recoverable, an impairment loss would be recognized for the difference between the carrying value of the asset group and its estimated fair value, based on the discounted net future cash flows or other appropriate methods, such as comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgment had been utilized, the timing or the amount of any impairment charges could be materially different.

Income Taxes

(k) Income Taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the carrying values and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. A valuation allowance is provided if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates and laws.

The tax benefit from an uncertain tax position is recognized only if it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority, based on the technical merits of the position. The tax benefits recognized from such a position are measured based on the amount that is greater than 50% likely of being realized upon settlement. The Company recognizes a change in available facts after the reporting date but before issuance of the financial statements in the period when the change in facts occur, even if that new information provides a better estimate of the ultimate outcome of an uncertainty. Liabilities associated with uncertain tax positions are classified as long−term unless expected to be settled within one year. Interest and penalties related to uncertain tax positions, if any, are recorded in the provision for income taxes and classified with the related liability on the consolidated balance sheets.

Value-Added Taxes

(l) Value-added Taxes

Value-added taxes (“VAT”) collected from customers relating to product sales and payable to governmental authorities are presented on a net basis. VAT collected from customers is excluded from revenue.

Revenue from Contracts with Customers

(m) Revenue from Contracts with Customers

Revenue is recognized at a point in time when performance obligation is satisfied where control of promised goods is transferred to the Company’s customers in an amount of consideration of which the Company expect to be entitled to in exchange for the goods, and the Company can reasonably estimate return provisions for the goods.

Product return provisions are estimated based on historical return and exchange data as well as inventory levels and remaining shelf lives of products in distribution channels.

As of December 31, 2023, sales return provision for the Company’s vaccine products was $70,888 (December 31, 2022 - $17,719). Sales return provision as a percentage of sales was 15.8% and 1.2% in 2023 and 2022, respectively.

Deferred revenue is generally related to government stockpiling programs and advances received from customers. For government stockpiling programs, the Company generally obtains purchase authorizations from the government for specified amount of products at a specified price and no rights of return are provided. Revenue is recognized when the government takes delivery of the products. If the products expire prior to delivery, these expired products are recognized as revenue once cash is received and have passed government inspection.

For the year ended December 31, 2023, the Company did not have any significant incremental costs of obtaining contracts with customers or costs incurred in fulfilling contracts with customers that shall be recognized as an asset and amortized to expenses in a pattern that matches the timing of the revenue recognition of the related contract.

The Company does not have contract assets since revenue is recognized as control of goods is transferred and the Company has an unconditional right to the consideration since payment is due based only upon the passage of time. Contract liabilities consist of advance payments from customers. Contract liabilities are reported in a net position on a customer-by-customer basis at the end of each reporting period. All contract liabilities are included in deferred revenue on the consolidated balance sheets. For the year ended December 31, 2023, the Company recognized sales of $3,715 related to contract liabilities as of January 1, 2023.

Shipping and Handling

(n) Shipping and Handling

Shipping and handling fees billed to customers are included in sales. Costs related to shipping and handling are recognized in selling, general and administrative expenses in the consolidated statements of comprehensive income. For the year ended December 31, 2023, $7,859 of shipping and handling costs was included in selling, general and administrative expenses (2022 - $14,550, 2021 - $54,885).
Advertising Expenses

(o) Advertising Expenses

Advertising costs are expensed as incurred and included in selling, general and administrative expenses. Advertising costs were $1,553 for the year ended December 31, 2023 (2022 - $6,010, 2021 - $7,688).

Research and Development Expense

(p) Research and Development

Research and development ("R&D") costs are expensed as incurred and are disclosed as a separate line item in the Company’s consolidated statements of comprehensive income (loss). R&D costs consist primarily of the remuneration of R&D staff, depreciation, material, clinical trial costs as well as amortization of acquired technology and know-how used in R&D with alternative future uses. R&D costs also include costs associated with collaborative R&D and in-licensing arrangements, including upfront fees paid to collaboration partners in connection with technologies which have not reached technological feasibility and do not have an alternative future use. Reimbursement of R&D costs for arrangements with collaboration partners is recognized when the obligations are incurred.

Under certain R&D arrangements with third parties, the Company may be required to make payments that are contingent on the achievement of specific development, regulatory and/or commercial milestones. Before a product receives regulatory approval, license fees and milestone payments made to third parties are expensed as incurred. License fees and milestone payments made to third parties after regulatory approval is received are capitalized and amortized over the remaining life of the agreement with third parties.

Government Grants

(q) Government Grants

Government grants received from the PRC government by the PRC operating subsidiaries of the Company are recognized when there is reasonable assurance that the amount is receivable and all the conditions specified in the grant have been met. Government grants for R&D are recognized as a reduction to R&D expenses when the expenses are incurred in the same period as when the conditions attached to the grants are met, or recognized as government grants in income in the period when the conditions are met after the expenses are incurred. Government grants for property, plant and equipment are deferred and recognized as a reduction to the related depreciation and amortization expenses in the same manner as the property, plant and equipment are depreciated. Interest subsidies are recorded as a reduction to interest and financing expenses in the consolidated statements of comprehensive income (loss), or recorded as a reduction to interest capitalized if the subsidies granted are related to a specific borrowing associated with building a qualifying asset. For government loans received at below market interest rate, the difference between the face value of the loan and fair value using the effective interest rate method is recorded as deferred government grants.

Retirement and Other Post-retirement Benefits

(r) Retirement and Other Post-retirement Benefits

Full-time employees of the Company in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require that the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Company has no legal obligation for the benefits beyond the contributions. Total amounts for employee retirement and other post-retirement benefits incurred was $37,689 for the year ended December 31, 2023 (2022 - $31,247, 2021 - $18,243).

Foreign Currency Translation And Transactions

(s) Foreign Currency Translation and Transactions

The Company maintains accounting records in functional currencies as follows: U.S. dollars (“$”) for Sinovac Biotech. Ltd., Sinovac Hong Kong and Sinovac Singapore, and Renminbi Yuan (“RMB”) for the PRC subsidiaries. The Company uses the US$ as its reporting currency.

At the transaction date, each asset, liability, revenue and expense is re-measured into the functional currency by the use of the exchange rate in effect at that date. At each period end, foreign currency monetary assets, and liabilities are re-measured into the functional currency by using the exchange rate in effect at the balance sheet date. The Company recognized foreign exchange gain of $45,543 for the year ended December 31, 2023 (2022 - gain $265,091, 2021 - loss $68,026).

Assets and liabilities of subsidiaries with functional currencies other than US$ are translated into US$ at the exchange rates in effect at the balance sheet date. Revenue and expenses are translated at average exchange rates. Gains and losses from such translations are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Share-based Compensation

(t) Share-based Compensation

Compensation expense for costs related to all share-based payments, including grants of stock options, is recognized through a fair-value based method. The Company uses the Black-Scholes option-pricing model to determine the grant date fair value for stock options. The Company uses the grant date stock price to determine the grant date fair value of restricted shares. The Company has elected to recognize share-based compensation costs using the straight-line method over the requisite service period with a graded vesting schedule, provided that the amount of compensation costs recognized at any date is at least equal to the portion of the grant date value of the awards that are vested at that date. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share based compensation costs are recorded net of estimated forfeitures such that expense is recorded only for those awards that are expected to vest.

Comprehensive Income (Loss)	(u) Comprehensive Income (Loss) The Company’s comprehensive income (loss) consists of net income (loss) and foreign currency translation adjustments.
Earnings (Loss) Per Share

(v) Earnings (Loss) Per Share

Earnings (loss) per share is calculated in accordance with Accounting Standards Codification (“ASC”) 260 Earnings per Share. Basic earnings (loss) per share is computed by dividing the net income (loss) attributable to shareholders of Sinovac by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share is computed in accordance with the treasury stock method and based on the weighted average number of common shares and dilutive common share equivalents. Dilutive common share equivalents are excluded from the computation of diluted earnings (loss) per share if their effects would be anti-dilutive.

Leases

(w) Leases

The Company determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Company recognizes a right-of-use asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.

Fair Value Measurements

(x) Fair Value Measurements

Assets and liabilities subject to fair value measurements are required to be disclosed within a specified fair value hierarchy. The fair value hierarchy ranks the quality and reliability of inputs, or assumptions, used in the determination of fair value and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following categories based on the lowest level input used that is significant to a particular fair value measurement:

•
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
•
Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets and liabilities in markets that are not active.
•
Level 3 — Unobservable inputs for the asset or liability.

The carrying values of cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities and short-term bank loans and the current portion of long-term debt approximate their fair value because of their short-term nature. Fair value of mutual funds are measured based on quoted prices in active markets. Fair value of held-to-maturity debt investments and financial institution products other than mutual funds classified as available-for-sale debt investments are measured based on significant other observable inputs. Fair value of the long-term bank loans is determined based on level 2 inputs, and the carrying amounts of long-term bank loans approximate fair value as the related interest rates approximate rates currently offered by financial institutions for similar debt instruments.

For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value. The Company also measures property, plant and equipment at fair value on a non-recurring basis only if an impairment charge were to be recognized. There were no non-recurring fair value measurements for the years ended December 31, 2023 and 2022, except for fair value measurement of certain long-lived assets for the impairment charged in 2023 as disclosed in note 8.

Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

	Fair value measurement or disclosure
	at Dec 31, 2023 using			at Dec 31, 2022 using
	Total	Level 1	Level 2	Total	Level 1	Level 2
Fair value measurements on a recurring basis
Short-term investments:
Held-to-maturity debt investments	$2,256,215	$—	$2,256,215	$7,034,569	$—	$7,034,569
Available-for-sale debt investments	7,696,827	534,985	7,161,842	—	—	—
Long-term investments:
Held-to-maturity debt investments	435,841	—	435,841	537,500	—	537,500
Total assets measured at fair value	10,388,883	534,985	9,853,898	7,572,069	—	7,572,069
Financial liabilities:
Bank loans	253,906	—	253,906	11,806	—	11,806
Total liabilities measured at fair value	253,906	—	253,906	11,806	—	11,806
Total recurring fair value measurements	$10,642,789	$534,985	$10,107,804	$7,583,875	$—	$7,583,875

Concentration of Risks

(y) Concentration of Risks

Exchange Rate Risks

The Company operates in China, which may give rise to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between the U.S. dollars and the RMB. In 2023, foreign exchange gain is $45,543 (2022 gain - $265,091, 2021 loss- $68,026). As of December 31, 2023, cash and cash equivalents of $524,003 (RMB3,720 million) is denominated in RMB and are held in PRC and Hong Kong (December 31, 2022 - $1,490,336 (RMB10,279 million)).

Currency Convertibility Risks

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash and cash equivalents, restricted cash, short-term investments and accounts receivable, the balances of which are stated on the consolidated balance sheets which represent the Company’s maximum exposure. The Company places its cash and cash equivalents, restricted cash, and short-term investments in reputable financial institutions in Hong Kong and China. Concentration of credit risks with respect to accounts receivables is linked to the concentration of revenue. The Company’s customers are mainly various government agencies in China. No single customer of the Company accounted for more than 10% of the total sales for the years ended December 31, 2023, 2022 and 2021. To manage credit risk, the Company performs ongoing credit evaluations of customers’ financial condition.

Interest Rate Risks

The Company is subject to interest rate risk. Interests of the interest-bearing loans are charged at variable rates based on the People’s Bank of China (note 12).

Recently Issued Accounting Standards

(z) Recently Issued Accounting Standards

In November 2023, the FASB issued ASU 2023-07, Segment Reporting: Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which focuses on improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. A public entity shall disclose for each reportable segment the significant expense categories and amounts that are regularly provided to the CODM and included in reported segment profit or loss. ASU 2023-07 also requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the CODM to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. ASU 2023-07 is applied retrospectively to all periods presented in financial statements, unless it is impracticable.

This guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company does not expect that the adoption of this guidance to have a material impact on its consolidated financial statements.

On December 14, 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. The ASU amends ASC 740-10-50-12 to require public business entities (“PBEs”) to disclose a reconciliation between the amount of reported income tax expense (or benefit) from continuing operations and the amount computed by multiplying the income (or loss) from continuing operations before income taxes by the applicable statutory federal (national) income tax rate of the jurisdiction (country) of domicile. If PBE is not domiciled in the United States, the federal (national) income tax rate in such entity’s jurisdiction (country) of domicile shall normally be used in the rate reconciliation. The amendments prohibit the use of different income tax rates for subsidiaries or segments. Further, PBEs that use an income tax rate in the rate reconciliation that is other than the U.S. income tax rate must disclose the rate used and the basis for using it. The ASU also adds ASC 740-10-50-12A, which requires entities to annually disaggregate the income tax rate reconciliation between the following eight categories by both percentages and reporting currency amounts: (1) State and local income tax, net of federal (national) income tax effect; (2) Foreign tax effects; (3) Effect of changes in tax laws or rates enacted in the current period; (4) Effect of cross-border tax laws; (5) Tax credits; (6) Changes in valuation allowances; (7) Nontaxable or nondeductible items; (8) Changes in unrecognized tax benefits.

PBEs must apply the ASU’s guidance to annual periods beginning after December 15, 2024 (2025 for calendar-year-end PBEs). Early adoption is permitted. Entities may apply the amendments prospectively or may elect retrospective application. The Company is currently evaluating the impact of the amendments on its consolidated financial statements.